RIGHT OF USE ASSETS AND LEASES (Tables)	12 Months Ended
Jun. 30, 2020
Right of use assets and leases [abstract]
Right of use assets
Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Total

June 30, 2020
Cost		11.1	45.0	56.1
Impact of adopting IFRS 16 on July 1, 2019
Right-of-use assets recognised on July 1, 2019		7.5	23.4	30.9
Transfers and other movements [1]		26.5	-	26.5
Additions		3.8	14.2	18.0
Lease modifications		-	7.5	7.5
Lease derecognitions		(26.7)	(0.1)	(26.8)
Accumulated depreciation		(2.9)	(8.3)	(11.2)
Impact of adopting IFRS 16 on July 1, 2019
Transfers and other movements [1]		(15.9)	-	(15.9)
Depreciation		(4.9)	(8.3)	(13.2)
Lease derecognitions		17.9	-	17.9

Carrying value		8.2	36.7	44.9
[1] Relates to contracts previously classified as leases under IAS 17 and presented as property, plant and equipment which the Group has reassessed as right-of-use assets upon adoption of IFRS 16 as of July 1, 2019

Lease liabilities
Amounts in R million	Note	2020	2019

Reconciliation of the lease liabilities balance:
Balance at the beginning of the year		11.0	14.7
Impact of adopting IFRS 16 on July 1, 2019	9	30.9	-
New leases	9	18.0	-
Lease modifications		7.5	-
Leases derecognised		(8.9)	-
Interest charge on lease liabilities	7	5.1	2.0
Repayment of lease liabilities (2019: repayment of finance lease obligations)		(11.4)	(3.7)
Interest repaid		(5.1)	(2.0)

Balance at the end of the year		47.1	11.0

Current portion of lease liabilities		(10.1)	(11.0)

Non-current lease liabilities		37.0	-

Maturity analysis of undiscounted contractual cash flows:
Less than a year		13.0	-
One to five years		37.0	-
More than 5 years		9.0	-

Total undiscounted lease liabilities at June 30, 2020		59.0	-

Lease payments not recognised as a liability but expensed during the year:
Short-term leases		2.4	-
Leases of low value assets		5.0	-

Cash flows included in cash generated from operating activities		7.4	-